Reverse Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Common Stock Outstanding Reverse Recapitalization	The number of Common Stock outstanding following the consummation of the Reverse Recapitalization are as follows:
Particulars	March 31, 2024 (After Reverse Stock Split)	March 31, 2024 (Prior to Reverse Stock Split)
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	273,791	27,327,481
Common Stock – issuance to IOAC shareholders	91,924	9,192,377
Shares issued to Mohan Ananda	27,382	2,738,172
Other vendors	36,173	3,617,333
Total	429,270	42,875,363
The number of shares of common stock outstanding following the consummation of the Reverse Recapitalization are as follows:
Particulars	March 31, 2024 (After Reverse Stock Split)	March 31, 2024 (Prior to Reverse Stock Split)
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	273,791	27,327,481
Common stock – issuance to IOAC shareholders	91,924	9,192,377
Shares issued to Mohan Ananda	27,382	2,738,172
Other vendors	36,173	3,617,333
Total	429,270	42,875,363

Schedule of Zoomcar Inc Shares	The number of Zoomcar, Inc. shares was determined as follows:
Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc. (After Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split)
Common shares	16,987,064	5,342	482,681
Preferred stock	99,309,415	218,425	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	7,542	754,169
Issue of common shares on conversion of SSCPN	-	42,482	4,248,173
Total		273,791	27,327,481
The number of Zoomcar, Inc. shares was determined as follows:
Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc. (After Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split)
Common shares	16,987,064	5,342	482,681
Preferred stock	99,309,415	218,425	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	7,542	754,169
Issue of common shares on conversion of SSCPN	-	42,482	4,248,173
Total		273,791	27,327,481